Stock-Based Compensation (Details) - Schedule of restricted stock activity - EQRx, INC. [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Stock-Based Compensation (Details) - Schedule of restricted stock activity [Line Items]
Number of Shares, Opening balance	35,857,500
Weighted-Average Grant Date Fair Value, Opening balance (in Dollars per share) | $ / shares
Number of Shares, Granted	6,187,037
Weighted-Average Grant Date Fair Value, Granted (in Dollars per share) | $ / shares	$ 0.04
Number of Shares, Forfeited	(750,000)
Weighted-Average Grant Date Fair Value, Forfeited (in Dollars per share) | $ / shares
Number of Shares, Effect of modification to vesting terms	19,250,000
Weighted-Average Grant Date Fair Value, Effect of modification to vesting terms
Number of Shares, Vested	(19,168,743)
Weighted-Average Grant Date Fair Value, Vested (in Dollars per share) | $ / shares
Number of Shares, Opening balance	41,375,794
Weighted-Average Grant Date Fair Value, Opening balance (in Dollars per share) | $ / shares	$ 0.01